Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance

The following table shows the total compensation for our CEO and, on an average basis, our other NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of the S&P/TSX Index over the same period, our net income, and our Company-Selected Measure, Agency Proceeds.

	Ann Fandozzi		Sharon Driscoll		Karl Werner				Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO ($)(1)(b)	Compensation Actually Paid to PEO ($)(2)(c)	Summary Compensation Table Total for PEO 2 ($)(1)(b)	Compensation Actually Paid to PEO ($)(2)(c)	Summary Compensation Table Total for PEO 3 ($)(1)(b)	Compensation Actually paid to PEO ($)(2)(c)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)(d)	Average Compensation Actually Paid to non-PEO NEOs ($)(4)(e)	Total Shareholder Return ($)(5)(f)	S&P/ TSX Total Shareholder Return ($)(6)(g)	Net Income ($)(h)	Agency Proceeds ($)(7)(i)
2022	7,919,967	7,755,015	0	0	0	0	3,552,402	3,341,006	141.33	113.61	319.7	1,072.6
2021	10,381,730	9,943,897	0	0	0	0	2,997,009	2,272,068	147.09	124.38	151.9	916.8
2020	7,193,425	15,132,997	2,101,690	6,148,171	1,197,232	3,159,702	2,529,898	5,860,977	164.64	102.17	170.4	859.0
(1)	The Principal Executive Officer (the “PEO”) for 2021 and 2022 was Ann Fandozzi. The PEOs for 2020 were Sharon Driscoll and Karl Werner, who served as co-PEOs from January 1, 2020 through January 5, 2020, and Ms. Fandozzi who served as PEO, effective January 6, 2020. The Summary Compensation Table on page 90 provides the details of their compensation for each of the past three years as set forth in column (b).
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation Actually Paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	Ms. Fandozzi
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$7,193,425	$10,381,730	$7,919,967
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,150,004)	($8,314,565)	($4,679,221)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,089,576	$9,416,504	$4,985,552
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	($1,539,772)	($208,332)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($262,951)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$15,132,997	$9,943,897	$7,755,015

	Ms. Driscoll
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$2,101,690	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($937,503)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,032,221	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,133,331	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($181,568)	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	—	—
Compensation Actually Paid	$6,148,171	—	—

	Mr. Werner
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,197,232	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($410,001)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,182,190	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,313,633	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($123,352)	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	—	—
Compensation Actually Paid	$3,159,702	—	—

(3)	The non-PEO NEOs for 2020 were James Kessler, Baron Concors, and Carmen Thiede. The non-PEO NEOs in 2021 were Ms. Driscoll, Mr. Kessler, Mr. Concors, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Eric Jacobs, Mr. Kessler, Mr. Concors, and Ms. Thiede. The Summary Compensation Table on page 90 provides details of each of the non-PEO NEOs’ compensation over the past three years.
(4)	CAP to the non-PEO NEOs in 2022, 2021 and 2020 was calculated as follows:

	NEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Average SCT Total	$2,529,898	$2,997,009	$3,552,402
- Average Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,800,007)	($2,110,677)	($2,194,265)
+ Average Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,131,086	$2,390,048	$2,129,262
+ Average Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	($629,265)	($63,689)
+ Average Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Average Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	($375,047)	($82,704)
- Average Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Average Compensation Actually Paid	$5,860,977	$2,272,068	$3,341,006
(5)	The Company’s TSR is determined based on the value of an initial fixed investment of $100 in Common Shares.
(6)	The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
(7)	The following table identifies the five most important financial performance measures used by our Compensation Committee in 2022 to link the CAP to our CEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 115.

Company Selected Measure Name		Agency Proceeds
Named Executive Officers, Footnote [Text Block]

(3)	The non-PEO NEOs for 2020 were James Kessler, Baron Concors, and Carmen Thiede. The non-PEO NEOs in 2021 were Ms. Driscoll, Mr. Kessler, Mr. Concors, and Kari Taylor. The non-PEO NEOs for 2022 were Ms. Driscoll, Eric Jacobs, Mr. Kessler, Mr. Concors, and Ms. Thiede. The Summary Compensation Table on page 90 provides details of each of the non-PEO NEOs’ compensation over the past three years.

Peer Group Issuers, Footnote [Text Block]
(6)	The Company is using the S&P/TSX Index to measure our peer group TSR performance. The S&P/TSX is the peer group the Company used for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation Actually Paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable PEO, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the PEO in the “Total” column of the Summary Compensation Table to calculate CAP. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	Ms. Fandozzi
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$7,193,425	$10,381,730	$7,919,967
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,150,004)	($8,314,565)	($4,679,221)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,089,576	$9,416,504	$4,985,552
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	($1,539,772)	($208,332)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($262,951)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$15,132,997	$9,943,897	$7,755,015

	Ms. Driscoll
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$2,101,690	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($937,503)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,032,221	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,133,331	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($181,568)	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	—	—
Compensation Actually Paid	$6,148,171	—	—

	Mr. Werner
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,197,232	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($410,001)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,182,190	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,313,633	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($123,352)	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	—	—
Compensation Actually Paid	$3,159,702	—	—

Non-PEO NEO Average Total Compensation Amount		$ 3,552,402	$ 2,997,009		$ 2,529,898
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,341,006	2,272,068		5,860,977
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	CAP to the non-PEO NEOs in 2022, 2021 and 2020 was calculated as follows:

	NEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Average SCT Total	$2,529,898	$2,997,009	$3,552,402
- Average Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,800,007)	($2,110,677)	($2,194,265)
+ Average Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,131,086	$2,390,048	$2,129,262
+ Average Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	($629,265)	($63,689)
+ Average Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Average Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	($375,047)	($82,704)
- Average Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Average Compensation Actually Paid	$5,860,977	$2,272,068	$3,341,006

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
►	Pay versus performance alignment

The charts below show, for the past three years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the three-year period ended December 31, 2022 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this three-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Ms. Driscoll is not included in the PEO CAP in 2021 and 2022. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022.

Company TSR vs. Peer Group TSR	Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Agency Proceeds

Compensation Actually Paid vs. Net Income [Text Block]
►	Pay versus performance alignment

The charts below show, for the past three years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the three-year period ended December 31, 2022 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this three-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Ms. Driscoll is not included in the PEO CAP in 2021 and 2022. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022.

Company TSR vs. Peer Group TSR	Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Agency Proceeds

Compensation Actually Paid vs. Company Selected Measure [Text Block]
►	Pay versus performance alignment

The charts below show, for the past three years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the three-year period ended December 31, 2022 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this three-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Ms. Driscoll is not included in the PEO CAP in 2021 and 2022. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022.

Company TSR vs. Peer Group TSR	Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Agency Proceeds

Total Shareholder Return Vs Peer Group [Text Block]
►	Pay versus performance alignment

The charts below show, for the past three years, (i) the relationship of the Company’s TSR relative to its peers as well as (ii) the relationship between the PEO and non-PEO NEO CAP and (1) the Company’s TSR; (2) the Company’s net income; and (3) the Company’s Agency Proceeds. The CAP over the three-year period ended December 31, 2022 follows the trend in the Company TSR results over the same period. In addition, the chart titled “Company TSR vs. Peer Group TSR” reflects that our TSR over this three-year period exceeds the S&P/TSX TSR over the same period. In 2020, Ms. Fandozzi, Ms. Driscoll and Mr. Werner are included in the CAP for our PEOs. Ms. Driscoll is not included in the PEO CAP in 2021 and 2022. In 2022, Mr. Jacobs joined the Company, which is reflected in the higher average CAP in 2022 due to his new hire and 2021 Special Transformation Awards granted in 2022.

Company TSR vs. Peer Group TSR	Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Agency Proceeds

Tabular List [Table Text Block]
(7)	The following table identifies the five most important financial performance measures used by our Compensation Committee in 2022 to link the CAP to our CEO and other NEOs. Each of these performance measures is discussed in the CD&A above and defined in the Appendix A: Selected Definitions of Operational and Financial Performance on page 115.
Financial Performance Measures
Agency Proceeds
OFCF
Earnings CAGR
Budgeted Non-GAAP Operating Income
ROIC

Total Shareholder Return Amount		$ 141.33	147.09		164.64
Peer Group Total Shareholder Return Amount		113.61	124.38		102.17
Net Income (Loss)		$ 319,700,000	$ 151,900,000		$ 170,400,000
Company Selected Measure Amount		1,072,600,000	916,800,000		859,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Agency Proceeds
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		OFCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Earnings CAGR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Budgeted Non-GAAP Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		ROIC
Ann Fandozzi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,919,967	$ 10,381,730		$ 7,193,425
PEO Actually Paid Compensation Amount		$ 7,755,015	$ 9,943,897		15,132,997
PEO Name		Ann Fandozzi	Ann Fandozzi	Ann Fandozzi
Sharon Driscoll [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 0	$ 0		2,101,690
PEO Actually Paid Compensation Amount		0	0		6,148,171
PEO Name	Sharon Driscoll
Karl Werner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	0		1,197,232
PEO Actually Paid Compensation Amount		0	0		3,159,702
PEO Name	Karl Werner
PEO [Member] | Ann Fandozzi [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,679,221)	(8,314,565)		(4,150,004)
PEO [Member] | Ann Fandozzi [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,985,552	9,416,504		12,089,576
PEO [Member] | Ann Fandozzi [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(208,332)	(1,539,772)		0
PEO [Member] | Ann Fandozzi [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
PEO [Member] | Ann Fandozzi [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(262,951)	0		0
PEO [Member] | Ann Fandozzi [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
PEO [Member] | Sharon Driscoll [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		(937,503)
PEO [Member] | Sharon Driscoll [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		3,032,221
PEO [Member] | Sharon Driscoll [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		2,133,331
PEO [Member] | Sharon Driscoll [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
PEO [Member] | Sharon Driscoll [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		(181,568)
PEO [Member] | Sharon Driscoll [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
PEO [Member] | Karl Werner [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		(410,001)
PEO [Member] | Karl Werner [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		1,182,190
PEO [Member] | Karl Werner [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		1,313,633
PEO [Member] | Karl Werner [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
PEO [Member] | Karl Werner [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		(123,352)
PEO [Member] | Karl Werner [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,194,265)	(2,110,677)		(1,800,007)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,129,262	2,390,048		5,131,086
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(63,689)	(629,265)		0
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(82,704)	(375,047)		0
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0		$ 0